Basis of Presentation and Summary of Significant Accounting Policies - Accounts Receivable (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts related to accounts receivable-trade	¥ 5,873	¥ 6,689
Allowance for doubtful accounts related to accounts receivable-other	0	23,337
Accounts receivable-other, net	789,819	542,988
Short-term accounts receivable-other	789,819	542,988
Long-term accounts receivable-other	99,299	101,898
Allowance for doubtful accounts on long-term accounts receivable	157,052	135,066
Receivable from commercial facilities and credit card companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-other, net	877,372	457,642
Short-term accounts receivable-other	877,372	457,642
Loan receivable due from an unrelated business entity
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable-other, net	14,400	14,400
Monthly repayment of loan receivable due from an unrelated business entity	1,200
Principal balance due	225,380	223,945
Short-term accounts receivable-other	14,400	14,400
Long-term accounts receivable-other	¥ 13,019	¥ 13,019